Exhibit 99.1

World Omni Auto Receivables Trust 2015-A

Monthly Servicer Certificate

January 31, 2019

Dates Covered
Collections Period	01/01/19 - 01/31/19
Interest Accrual Period	01/15/19 - 02/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	02/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/18	82,295,914.97	9,777
Yield Supplement Overcollateralization Amount 12/31/18	998,726.04	0
Receivables Balance 12/31/18	83,294,641.01	9,777
Principal Payments	5,581,524.00	360
Defaulted Receivables	158,268.06	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/19	887,944.58	0
Pool Balance at 01/31/19	76,666,904.37	9,404

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	10.30%

Prepayment ABS Speed	1.15%

Overcollateralization Target Amount	7,224,758.61
Actual Overcollateralization	7,224,758.61

Weighted Average APR	4.20%
Weighted Average APR, Yield Adjusted	5.53%
Weighted Average Remaining Term	22.90

Delinquent Receivables:
Past Due 31-60 days	1,838,504.00	151
Past Due 61-90 days	884,155.13	63
Past Due 91-120 days	57,020.97	4
Past Due 121+ days	0.00	0
Total	2,779,680.10	218

Total 31+ Delinquent as % Ending Pool Balance	3.63%

Recoveries	83,515.10

Aggregate Net Losses/(Gains) - January 2019	74,752.96

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.08%
Prior Net Losses Ratio	0.54%
Second Prior Net Losses Ratio	-0.45%
Third Prior Net Losses Ratio	0.97%
Four Month Average	0.54%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.56%

Flow of Funds	$ Amount

Collections	5,949,910.24
Advances	(852.39)
Investment Earnings on Cash Accounts	14,292.13
Servicing Fee	(69,412.20)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	5,893,937.78

Distributions of Available Funds
(1) Class A Interest	87,880.85
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	5,629,010.60
(7) Distribution to Certificateholders	151,869.33
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	5,893,937.78

Servicing Fee	69,412.20
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 01/15/19	75,071,156.36
Principal Paid	5,629,010.60
Note Balance @ 02/15/19	69,442,145.76

Class A-1
Note Balance @ 01/15/19	0.00
Principal Paid	0.00
Note Balance @ 02/15/19	0.00
Note Factor @ 02/15/19	0.0000000%

Class A-2a
Note Balance @ 01/15/19	0.00
Principal Paid	0.00
Note Balance @ 02/15/19	0.00
Note Factor @ 02/15/19	0.0000000%

Class A-2b
Note Balance @ 01/15/19	0.00
Principal Paid	0.00
Note Balance @ 02/15/19	0.00
Note Factor @ 02/15/19	0.0000000%

Class A-3
Note Balance @ 01/15/19	0.00
Principal Paid	0.00
Note Balance @ 02/15/19	0.00
Note Factor @ 02/15/19	0.0000000%

Class A-4
Note Balance @ 01/15/19	60,261,156.36
Principal Paid	5,629,010.60
Note Balance @ 02/15/19	54,632,145.76
Note Factor @ 02/15/19	64.7223620%

Class B
Note Balance @ 01/15/19	14,810,000.00
Principal Paid	0.00
Note Balance @ 02/15/19	14,810,000.00
Note Factor @ 02/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	113,057.85
Total Principal Paid	5,629,010.60
Total Paid	5,742,068.45

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.50894%
Coupon	2.78894%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.75000%
Interest Paid	87,880.85
Principal Paid	5,629,010.60
Total Paid to A-4 Holders	5,716,891.45

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1600887
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	7.9706191
Total Distribution Amount	8.1307078

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.0411189
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	66.6865371
Total A-4 Distribution Amount	67.7276560

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 12/31/18	27,254.38
Balance as of 01/31/19	26,401.99
Change	(852.39)

Reserve Account
Balance as of 01/15/19	1,806,189.65
Investment Earnings	3,598.18
Investment Earnings Paid	(3,598.18)
Deposit/(Withdrawal)	-
Balance as of 02/15/19	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65